RISK MANAGEMENT - Risk management - Regulatory (Details) - Measure Trading Risk Method - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 1,013,946	$ 942,885
Basis points of regulatory capital (as a percent)	1.00%	0.84%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 327,612	$ 223,942
Basis points of regulatory capital (as a percent)	1.35%	0.65%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 173,261	$ 101,773
Basis points of regulatory capital (as a percent)	1.69%	0.52%
Banco Comercial AV Villas S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 126,799	$ 110,085
Basis points of regulatory capital (as a percent)	0.02%	0.01%
Corficolombiana
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 211,684	$ 178,478
Basis points of regulatory capital (as a percent)	0.07%	0.05%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 23,700	$ 13,897
Basis points of regulatory capital (as a percent)	1.68%	1.83%